Consolidated Statements of Changes in Equity - USD ($)	Total	Common stock	Additional paid-in capital	Accumulated losses	Accumulated other comprehensive (loss) income
Beginning Balance at Dec. 31, 2014	$ 22,425,015	$ 15,100	$ 27,955,331	$ (9,881,148)	$ 4,335,732
Beginning Balance, Shares at Dec. 31, 2014		151,000,000
Forgiveness of loan from Wuhan Renhe	285,413,074		285,413,074
Effect of share exchange	(86,180,461)	$ 2,060	(86,182,521)
Effect of share exchange, Shares		20,596,546
Restricted shares issued for services	3,750,030	$ 65	3,749,965
Restricted shares issued for services, Shares		657,900
Extinguishment of debt with a former officer	11,687,098		11,687,098
Net loss	(6,381,862)			(6,381,862)
Foreign currency translation adjustment	(6,649,917)				(6,649,917)
Ending Balance at Dec. 31, 2015	224,062,977	$ 17,225	242,622,947	(16,263,010)	(2,314,185)
Ending Balance, Shares at Dec. 31, 2015		172,254,446
Restricted shares issued for services	73,500	$ 2	73,498
Restricted shares issued for services, Shares		15,000
Issuance of shares for the Armada transaction	10,000	$ 10,000
Issuance of shares for the Armada transaction, Shares		100,000,000
Net loss	(12,726,080)			(12,726,080)
Foreign currency translation adjustment	(19,227,596)				(19,227,596)
Ending Balance at Dec. 31, 2016	$ 192,192,801	$ 27,227	$ 242,696,445	$ (28,989,090)	$ (21,541,781)
Ending Balance, Shares at Dec. 31, 2016		272,269,446